SCHEDULE OF DEFINED BENEFIT PLANS WITH ACCUMULATED BENEFIT OBLIGATIONS IN EXCESS OF PLAN ASSETS (Details) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Accumulated benefit obligation	$ 11,116	$ 11,357
Fair value of plan assets	$ 9,740	$ 9,422